31. Equity	12 Months Ended
Dec. 31, 2017
EQUITY
Equity

31.1    Capital

Capital consists of common and preferred shares. Each common share entitles its holder to one vote in the general shareholders’ meetings. Preferred shares do not have voting rights and have two classes “A” and “B”.

According to Article 17 and following paragraphs of Federal Law No. 6,404/76, dividends paid to preferred shares must be at least 10% higher than those paid on common shares.

Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.y. (non-cumulative), calculated based on the capital represented by this class of shares.

Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted net income, pursuant to the corporate legislation and to the Company’s by-laws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits, following payment of priority dividends of class “A” shares.

The paid-in share capital is R$7,910,000. The different classes of shares (with no par value) and main shareholders are detailed below:

	Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	in share	%	in share	%	in share	%	in share	%
State of Paraná	85,028,598	58.63	-	-	-	-	85,028,598	31.07
BNDES	38,298,775	26.41	-	-	27,282,006	21.26	65,580,781	23.96
Eletrobrás	1,530,774	1.06	-	-	-	-	1,530,774	0.56
Free float:
B3	18,691,826	12.89	76,763	23.36	68,879,476	53.69	87,648,065	32.03
NYSE	1,144,316	0.79	-	-	31,957,198	24.91	33,101,514	12.10
Latibex	-	-	-	-	128,231	0.10	128,231	0.05
Municipalities	178,393	0.12	9,326	2.84	3,471	-	191,190	0.07
Other shareholders	158,398	0.10	242,538	73.80	45,286	0.04	446,222	0.16
	145,031,080	100.00	328,627	100.00	128,295,668	100.00	273,655,375	100.00

31.2    Equity valuation adjustments

Fair values of fixed assets - deemed costs - were recognized on the first-time adoption of IFRS. The account “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution, including under the equity method. The realization of such adjustments is recorded in the retained earnings account, to the extent of the depreciation or possible write-off of the valued items.

Adjustments arising from the changes in fair value involving financial assets available for sale, as well as actuarial gains and losses, are also recorded in this account.

	Equity Valuation Adjustments	Accumulated Other Comprehensive Income	Total
As of 01.01.2015	1,141,485	(164,521)	976,964
Adjustments to financial assets available for sale
Financial investments	-	633	633
Taxes on adjustments	-	(216)	(216)
Equity interest investments	-	(5)	(5)
Taxes on adjustments	-	(1)	(1)
Adjustments related to actuarial liabilities
Post-employment benefits	-	410,330	410,330
Taxes on adjustments	-	(139,059)	(139,059)
Post-employment benefits - equity	-	19,660	19,660
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(137,031)	-	(137,031)
Taxes on the adjustments	46,590	-	46,590
Attributed to non-controlling interest	-	(495)	(495)
As of 12.31.2015	1,051,044	126,328	1,177,372
Adjustments to financial assets available for sale
Financial investments	-	(2)	(2)
Equity interest investments	-	3,614	3,614
Taxes on adjustments	-	(1,229)	(1,229)
Adjustments related to actuarial liabilities
Post-employment benefits	-	(88,906)	(88,906)
Taxes on adjustments	-	30,174	30,174
Post-employment benefits - equity	-	(852)	(852)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(154,102)	-	(154,102)
Taxes on the adjustments	52,395	-	52,395
Actuarial liabilities - investment realization	(19,933)	-	(19,933)
Attributed to non-controlling interest	-	(65)	(65)
As of 12.31.2016	929,404	69,062	998,466
Adjustments to financial assets available for sale
Financial investments	-	3	3
Taxes on adjustments	-	(1)	(1)
Equity interest investments	-	26,135	26,135
Taxes on adjustments	-	(8,887)	(8,887)
Adjustments related to actuarial liabilities
Post-employment benefits	-	(46,506)	(46,506)
Taxes on adjustments	-	16,827	16,827
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(108,561)	-	(108,561)
Taxes on the adjustments	36,911	-	36,911
Gains on Investments in equity investments (Note 16.1)	-	(28,650)	(28,650)
Taxes on adjustments	-	9,741	9,741
Attributed to non-controlling interest	-	123	123
As of 12.31.2017	857,754	37,847	895,601

31.3    Legal reserve and profit retention reserve

5% of the net income for the year is allocated to the legal reserve, before any other allocation, limited to 20% of capital.

The profit retention reserve is designed to cover the Company's investment program, according to Article 196 of Law No. 6,404/1976. It is funded by retaining any remaining net profit after legal reserve constitution and interest on capital and dividends proposition.

31.4    Proposed dividend distribution

	12.31.2017	12.31.2016	12.31.2015
(1) Calculation of minimum mandatory dividend (25%)
Net income (loss) for the year (a)	1,033,626	958,650	1,192,738
Legal Reserve (5%)	(51,681)	(47,933)	(59,637)
Realization of equity evaluation adjustment	71,650	101,707	90,441
Calculation basis for minimum mandatory dividends	1,053,595	1,012,424	1,223,542
	263,399	253,106	305,885

(2) Total proposed distribution (3 + 5)	289,401	282,947	326,795

(3) Interest on own capital, net	266,000	282,947	198,000
Tax on interest on own capital	(26,002)	(29,841)	(20,910)
(4) Interest on own capital, net	239,998	253,106	177,090

(5) Dividends proposed	23,401	-	128,795

(6) Total proposed distribution, net (4 + 5)	263,399	253,106	305,885

Gross value of dividends per share:
Ordinary shares	1.00801	0.98539	1.13716
Class “A” preferred shares	2.89050	2.89050	2.52507
Class “B” preferred shares	1.10883	1.08410	1.25473

Gross amount of dividends per class of shares:
Ordinary shares	146,193	142,912	164,924
Class “A” preferred shares	950	949	960
Class “B” preferred shares	142,258	139,086	160,911
(a) The legal reserve, proposed dividends and other corporate impacts recorded in Equity of the financial statements for the years ended December 31, 2016 and 2015 were originally made based on the profit disclosed in those financial statements and did not change due to the restatement mentioned in Note 4.1 since the information available at the time indicated that the corporate impacts would be those approved by the appropriate bodies.

In accordance with legal and statutory requirements in effect, the basis for calculating the minimum mandatory dividends is obtained from the net income for the year, less the portion that will fund the legal reserve. However, Management decided to include in this basis the amount related to the realization of the equity value adjustments, specifically to compensate the effects coming from the increase of the depreciation expense arriving from the adoption of the new accounting standards. This procedure reflects the policy to distribute dividends to Company’s shareholders, which will be effective during the realization of the entire asset/liability valuation adjustments account.

The distribution of the minimum mandatory dividend is recognized as a liability in the Company’s financial statements at year-end.

The tax benefit of interest on capital is recorded in the statement of income in the moment of its recognition in accounts payable.

31.5    Earnings per share - basic and diluted

	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders
Common shares	523,206	453,427	561,637
Class “A” preferred shares	1,304	1,197	1,620
Class “B” preferred shares	509,116	441,148	546,292
	1,033,626	895,772	1,109,549
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	145,031,080	145,031,080	145,031,080
Class “A” preferred shares	328,627	348,531	380,291
Class “B” preferred shares	128,295,668	128,275,764	128,244,004
	273,655,375	273,655,375	273,655,375
Basic and diluted earnings per share attributable to shareholders of parent company:
Common shares	3.60754	3.12641	3.87253
Class “A” preferred shares	3.96830	3.43906	4.25990
Class “B” preferred shares	3.96830	3.43906	4.25979